DEUTSCHE ASSET MANAGEMENT


[GRAPHIC OMITTED]


Mutual Fund


                                                                   Annual Report
                                                               December 31, 2001


QUANTITATIVE EQUITY FUND



[GRAPHIC OMITTED]
A Member of the
DEUTSCHE BANK GROUP

Quantitative Equity Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS


      LETTER TO SHAREHOLDERS .............................   3
      PERFORMANCE COMPARISON .............................   6

      QUANTITATIVE EQUITY FUND
         Statement of Assets and Liabilities .............   8
         Statement of Operations .........................   9
         Statements of Changes in Net Assets .............  10
         Financial Highlights ............................  11
         Notes to Financial Statements ...................  13
         Report of Independent Auditors ..................  15
         Tax Information .................................  15

      QUANTITATIVE EQUITY PORTFOLIO
         Schedule of Portfolio Investments ...............  16
         Statement of Assets and Liabilities .............  20
         Statement of Operations .........................  21
         Statements of Changes in Net Assets .............  22
         Financial Highlights ............................  23
         Notes to Financial Statements ...................  24
         Report of Independent Auditors ..................  26

      FUND TRUSTEES AND OFFICERS .........................  27



                   ------------------------------------
                 The Fund is not insured by the FDIC and
                 is not a deposit, obligation of or
                 guaranteed by Deutsche Bank AG. The Fund
                 is subject to investment risks, including
                 possible loss of principal amount
                 invested.
                   ------------------------------------


--------------------------------------------------------------------------------
                                       2

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for Quantitative Equity Fund (the 'Fund'), providing a review of the markets, the Portfolio (theFund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 11.87% FOR THE YEAR ENDED DECEMBER 31, 2001, AS LOSSES IN THE FIRST AND THIRD QUARTERS OUTWEIGHED GAINS IN THE SECOND AND FOURTH.
o Over the course of the year, the Federal Reserve Board made eleven interest rate cuts totaling 4.75%. This represents the most concentrated effort to rejuvenate the US economy in the central bank's history, though it was not sufficient to keep the economy from slipping into recession.
o The equity market decline, which started in 2000 with the bursting of the Information Technology and Telecommunication sector bubble, expanded to all sectors of the US economy during the year 2001.
o The Federal Reserve Board's interest rate cuts at first did little to help the equity markets, but began to have a positive effect in the second quarter. Equity markets stalled again in the third quarter and then plummeted in the wake of the September 11 attacks.
o An equity market rally began late in September and ran through the fourth quarter, as investors' worst fears of a sharp economic decline did not appear to come to fruition.
o For the year overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index, 2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by over 1%, as measured by the S&P 500 Barra Value Index 3 versus the S&P 500 Barra Growth Index. 4

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS GENERALLY NEGATIVE ACROSS THE BOARD FOR THE YEAR.
o The Utilities sector suffered the greatest decline for the year, though it had a relatively small weighting in the S&P 500 Index. Information Technology, which accounted for more than 17% of the S&P 500 Index, fell by more than 25%, despite a strong fourth-quarter rally.
o Although Information Technology stocks declined on average, the best annual returns among the S&P 500 Index's largest positions came from stocks in that sector, including Microsoft and IBM.
o S&P 500 Index additions and deletions were rather moderate with only 30 changes during the year, just more than half the record number of 58 additions and deletions to the Index posted in the year 2000. Of interest this year was the introduction of Real Estate Investment Trusts (REITs) to the Index. Enron Corporation was a notable deletion, having been dropped in early December after filing for bankruptcy and enduring a stock price decline of more than 97%.

THE PACE OF MERGER AND ACQUISITION ACTIVITY SLOWED CONSIDERABLY IN 2001, AGAINST THE BACKDROP OF A SLOWING ECONOMY, FALLING STOCK PRICES, REGULATORY SCRUTINY AND OVERCAPACITY IN CERTAIN PREVIOUSLY DOMINANT SECTORS.
o For the year 2001, the volume of announced US merger and acquisition activity declined to $819 billion, down from the previous year's volume of $1.74 trillion. The 2001 total was the lowest recorded since 1996.
o The radio and television-broadcasting group comprised the leading sector for announced US transactions in 2001, accounting for nearly one-eighth of the total. This group traditionally has been an active area for merger activity.
o The oil and gas sector ranked second in 2001, up from eighth place the previous year.
o The slowing pace of merger and acquisition activity traces back to the US stock market peak in March 2000, though recent events, such as the terrorist attacks and slumping US economy, exacerbated the slowdown.


--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of
  400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.
3 S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.
--------------------------------------------------------------------------------
                                        3

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
THE FUND SEEKS A TOTAL RETURN GREATER THAN THAT OF THE S&P 500 INDEX BY FOLLOWING A QUANTITATIVE STRATEGY THAT INTEGRATES AN EXPOSURE TO THE S&P 500 INDEX WITH INVESTMENTS IN THE STOCKS OF ACQUISITION TARGETS. 5 To pursue its goal of tracking the S&P 500 Index, the Fund invests in derivatives and common stocks of S&P 500 companies. To seek returns in excess of the S&P 500 Index, the Fund buys shares of companies that are acquisition targets based on specific events that trigger a merger arbitrage opportunity. The goal is to capture the difference between the target's post-bid share price and the target's expected fixed payout. These investments are made based on our own proprietary quantitative models. These shares are sold when the acquisition is consummated or the transaction is abandoned.

DURING A CHALLENGING 12 MONTH PERIOD, THE FUND CLOSELY TRACKED THE PERFORMANCE OF THE S&P 500 INDEX. The Fund's performance was primarily fueled by the numerous deals closed. The following is a list of merger deals that the Fund invested in during the twelve months ended December 31, 2001, all of which were completed successfully.

--------------------------------------------------------------------------------
 CLOSED DEALS FROM
 JANUARY 1, 2001--DECEMBER 31, 2001
--------------------------------------------------------------------------------
 ACNielsen by VNU NV
 Agribrands by Cargill Inc.
 Avis Group by Cendant
 Block Drug by GlaxoSmithKline
 Citadel Communications by Forstmann Little
 Efficient Networks by Siemens
 Harcourt General by Reed International
 Johns Manville by Berkshire Hathaway
 Keebler Foods by Kellogg
 Litton Industries by Northrop Grumman
 Minimed by Medtronics
 Objective Systems Integrator by Agilent
 Rollins Truck Leasing by Penske Truck Leasing
 Structural Dynamics Research by Electronic Data Systems
 Triton Energy by Amerada Hess
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                   CUMULATIVE         AVERAGE ANNUAL
                                                TOTAL RETURNS          TOTAL RETURNS
 Periods Ended                            1 Year        Since   1 Year         Since
 December 31, 2001                                Inception 2            Inception 2
------------------------------------------------------------------------------------
 Quantitative Equity Fund 1
   Investment Class                      (12.10)%      3.90%    (12.10)%      1.40%
   Institutional Class                   (11.99)%    (15.95)%   (11.99)%     (8.31)%
------------------------------------------------------------------------------------
 S&P 500 Index 3                         (11.87)%     (7.65)%   (11.87)%     (2.85)%
------------------------------------------------------------------------------------
 Lipper Large Cap Core Funds Average 4   (13.77)%     (7.74)%   (13.77)%     (3.01)%
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception dates are: Investment Class: March 31, 1999,
  Institutional Class: December 31, 1999. Benchmark returns are for comparative purposes relative to the Investment Class and are for the periods beginning March 31, 1999.
3 'S&P 500(R)' is a trademark of The McGraw Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
5 The Fund may invest in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.
--------------------------------------------------------------------------------
                                        4

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



THE FUND MAINTAINED ITS STRICT CRITERIA IN ITS DISCIPLINED MERGER ARBITRAGE INVESTMENT APPROACH. For example, the Fund:
o purchases only the stock of an announced target company,
o invests in merger deals that are generally made with financing of at least 50% cash, and
o usually invests in acquisition targets with a minimum market capitalization of $500 million, although shares of smaller companies may be purchased.

MANAGER OUTLOOK
We anticipate an economic recovery in 2002 that would suggest an improved picture for US equities. For the first time since 1999, US economic activity is expected to accelerate, which should bolster corporate revenues. Further, it appears the supply of labor should be less strained in the coming year. This, in turn, may reduce the pressure unit labor costs have exerted on profit margins in 2000 and 2001. In short, we believe the economy is probably near the bottom of the profit cycle. US equities have already begun to firm in anticipation of this improving economic picture, however, valuations are still high by historical standards, potentially limiting equity gains in 2002.

For the near term, it appears the pace of merger activity is likely to remain at more restrained levels. Until a solid economic recovery takes hold, many would-be acquirers may stay on the sidelines. Nonetheless, we believe that the environment for selected, carefully researched mergers remains positive and that the Fund's opportunities to seek risk-adjusted returns greater than those of the S&P 500 Index should continue.

We appreciate your ongoing support of Quantitative Equity Fund and look forward to serving your investment needs in the years ahead.




/S/ SIGNATURES
Manish Keshive and Eric Lobben
Portfolio Managers of the
QUANTITATIVE EQUITY PORTFOLIO
December 31, 2001



--------------------------------------------------------------------------------
                                        5

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
EDGAR REPRESENTAQTION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Quantitative                S&P 500       Lipper Large Cap Core
           Equity Fund - Investment Class     Index 3        Funds Average 4
           ------------------------------    -------       --------------------
3/31/99              $10,000                 $10,000             $10,000
4/30/99               10,710                  10,387              10,357
5/31/99               10,640                  10,142              10,128
6/30/99               11,390                  10,705              10,677
7/31/99               11,050                  10,371              10,369
8/31/99               10,930                  10,320              10,251
9/30/99               10,680                  10,037               9,988
10/31/99              11,500                  10,673              10,583
11/30/99              11,700                  10,891              10,828
12/31/99              12,399                  11,531              11,505
1/31/00               11,745                  10,952              10,992
2/29/00               11,581                  10,745              10,965
3/31/00               12,768                  11,796              11,913
4/30/00               12,440                  11,441              11,548
5/31/00               12,236                  11,206              11,278
6/30/00               12,430                  11,483              11,593
7/31/00               12,174                  11,304              11,422
8/31/00               13,259                  12,006              12,177
9/30/00               12,532                  11,372              11,557
10/31/00              12,471                  11,324              11,467
11/30/00              11,468                  10,432              10,570
12/31/00              11,821                  10,480              10,712
1/31/01               12,261                  10,851              10,944
2/28/01               11,133                   9,862              10,006
3/31/01               10,445                   9,237               9,354
4/30/01               11,187                   9,955              10,059
5/31/01               11,294                  10,022              10,113
6/30/01               10,993                   9,778               9,817
7/31/01               10,929                   9,682               9,676
8/31/01               10,252                   9,075               9,113
9/30/01                9,424                   8,342               8,355
10/31/01               9,596                   8,502               8,540
11/30/01              10,327                   9,153               9,138
12/31/01              10,390                   9,235                 922



--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
Periods Ended                                              1 Year          Since
December 31, 2001                                                    Inception 2
--------------------------------------------------------------------------------
Quantitative Equity Fund--Investment Class                (12.10)%        1.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Investment Class inception date is March 31, 1999.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
--------------------------------------------------------------------------------
                                        6

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
EDGAR REPRESENTAQTION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               Quantitative Equity Fund -   S&P 500        Lipper Large Cap
                 Institutional Class        Index 3      Core Funds Average 4
               --------------------------   -------      --------------------
12/31/99              $250,000             $250,000           $250,000
1/31/00                236,800              237,450            238,935
2/29/00                233,300              232,962            238,029
3/31/00                257,225              255,746            258,639
4/30/00                250,825              248,048            250,749
5/31/00                246,700              242,963            245,010
6/30/00                250,625              248,964            251,779
7/31/00                245,675              245,080            248,046
8/31/00                267,525              260,300            264,344
9/30/00                252,900              246,556            251,019
10/31/00               251,650              245,520            249,131
11/30/00               231,425              226,173            229,649
12/31/00               238,750              227,250            232,679
1/31/01                247,425              235,300            237,688
2/28/01                224,675              213,850            217,382
3/31/01                210,800              200,300            203,248
4/30/01                225,750              215,875            218,533
5/31/01                228,125              217,300            219,642
6/30/01                222,075              212,025            212,600
7/31/01                220,775              209,925            210,200
8/31/01                207,125              196,800            198,050
9/30/01                190,425              180,875            182,200
10/31/01               193,900              184,350            186,250
11/30/01               208,850              198,475            199,300
12/31/01               201,125              200,250            201,125




--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
Periods Ended                                            1 Year            Since
December 31, 2001                                                    Inception 2
--------------------------------------------------------------------------------
Quantitative Equity Fund--Institutional Class           (11.99)%       (8.31)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Institutional Class inception date is December 31, 1999.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
--------------------------------------------------------------------------------
                                        7

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



--------------------------------------------------------------------------------
                                                        DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
   Investment in the Quantitative Equity
      Portfolio, at value .................................   $ 8,575,254
   Receivable for capital shares sold .....................        14,744
   Prepaid expenses and other .............................         7,531
                                                              -----------
Total assets ..............................................     8,597,529
                                                              -----------
LIABILITIES
   Accrued expenses and other .............................        12,099
                                                              -----------
Total liabilities .........................................        12,099
                                                              -----------
NET ASSETS ................................................   $ 8,585,430
                                                              ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ........................................   $10,159,274
   Undistributed net investment income ....................        58,165
   Accumulated net realized loss from investment
       and futures transactions ...........................    (1,912,319)
   Net unrealized appreciation on investments
       and futures contracts ..............................       280,310
                                                              -----------
NET ASSETS ................................................   $ 8,585,430
                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investment Class 1 ........................................   $      9.52
                                                              ===========
Institutional Class 2 .....................................   $      9.58
                                                              ===========

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $6,028,596 and 633,296 shares outstanding at December 31, 2001; $0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $2,556,834 and 266,910 shares outstanding at December 31, 2001; $0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


--------------------------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                                            DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income allocated from Quantitative
     Equity Portfolio:
     Dividend income ..........................................   $    78,573
     Interest income ..........................................       141,490
                                                                  -----------
   Total income allocated from Quantitative
     Equity Portfolio .........................................       220,063
   Less allocated expenses ....................................       (51,560)
                                                                  -----------
   Net investment income allocated from
     Quantitative Equity Portfolio ............................       168,503
                                                                  -----------
EXPENSES
   Printing and shareholder reports ...........................        38,432
   Registration fees ..........................................        38,041
   Professional fees ..........................................        26,903
   Administration and services fees:
     Investment Class .........................................        19,959
     Institutional Class ......................................         3,034
   Trustees fees ..............................................         8,570
   Miscellaneous ..............................................           984
                                                                  -----------
Total expenses ................................................       135,923
Less: fee waivers and/or expense reimbursements ...............      (112,936)
                                                                  -----------
Net expenses ..................................................        22,987
                                                                  -----------
NET INVESTMENT INCOME .........................................       145,516
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS Net
   realized loss from:
     Investment transactions ..................................      (113,531)
     Futures transactions .....................................    (1,614,325)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts .....................       500,194
                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FUTURES CONTRACTS ......................................    (1,227,662)
                                                                  -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................   $(1,082,146)
                                                                  ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



-----------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                                 2001            2000
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..............................................   $   145,516     $   74,827
   Net realized loss from investments and
     futures transactions .............................................    (1,727,856)       (66,857)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ................................       500,194       (341,316)
                                                                          -----------     ----------
Net decrease in net assets from operations ............................    (1,082,146)      (333,346)
                                                                          -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Investment Class .................................................       (87,019)       (35,310)
     Institutional Class ..............................................       (32,652)        (3,854)
   Net realized gain from investment transactions:
     Investment Class .................................................            --       (237,210)
     Institutional Class ..............................................            --        (27,687)
                                                                          -----------     ----------
Total distributions ...................................................      (119,671)      (304,061)
                                                                          -----------     ----------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Investment Class .......................     1,466,885      2,885,951
   Net increase resulting from Institutional Class ....................     2,112,820        645,560
                                                                          -----------     ----------
Net increase in net assets from capital share transactions ............     3,579,705      3,531,511
                                                                          -----------     ----------
TOTAL INCREASE IN NET ASSETS ..........................................     2,377,888      2,894,104
NET ASSETS
   Beginning of year ..................................................     6,207,542      3,313,438
                                                                          -----------     ----------
   End of year (including undistributed net investment
     income of $58,165 and $32,320, respectively) .....................   $ 8,585,430     $6,207,542
                                                                          ===========     ==========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------------------------------------------
 INVESTMENT CLASS                                                                                     FOR THE PERIOD
                                                                                                    MARCH 31, 1999 2
                                                           FOR THE YEARS ENDED DECEMBER 31,                  THROUGH
                                                              2001                     20001       DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $11.00                   $12.12                   $10.00
                                                            ------                   ------                   ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................      0.17 3                   0.21 3                   0.11
   Net realized and unrealized gain (loss) on
     investments and futures contracts .................     (1.51)                   (0.77)                    2.29
                                                            ------                   ------                   ------
TOTAL FROM INVESTMENT OPERATIONS .......................     (1.34)                   (0.56)                    2.40
                                                            ------                   ------                   ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................     (0.14)                   (0.07)                   (0.11)
   Net realized gains ..................................       --                     (0.49)                   (0.17)
                                                            ------                   ------                   ------
TOTAL DISTRIBUTIONS ....................................     (0.14)                   (0.56)                   (0.28)
                                                            ------                   ------                   ------
NET ASSET VALUE, END OF PERIOD .........................    $ 9.52                   $11.00                   $12.12
                                                            ======                   ======                   ======
TOTAL INVESTMENT RETURN ................................    (12.10)%                  (4.67)%                  23.99%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ............    $6,029                   $5,597                   $3,303
   Ratios to average net assets:
     Net investment income .............................      1.66%                    1.90%                    2.39% 4
     Expenses after waivers and/or
        reimbursements, including expenses
        of theQuantitative Equity Portfolio ............      0.90%                    0.90%                    0.90% 4
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Quantitative Equity Portfolio ...........      2.47%                    4.14%                   11.84% 4
     Portfolio turnover of the
        Quantitative Equity Fund .......................        --%                      --%                     409%

--------------------------------------------------------------------------------
1 The Fund's structure was changed from a stand-alone structure to a master-feeder structure on January 1, 2000.
2 Commencement of operations.
3 Net investment income per share was calculated using the average shares method.
4 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS 1
                                            FOR THE YEARS ENDED DECEMBER 31,
                                                         2001           2000
--------------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................   $11.02         $12.12
                                                       ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.17 2         0.34 2
   Net realized and unrealized loss on
     investments and futures contracts .............    (1.50)         (0.88)
                                                       ------         ------
TOTAL FROM INVESTMENT OPERATIONS ...................    (1.33)         (0.54)
                                                       ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (0.11)         (0.07)
   Net realized gains ..............................       --          (0.49)
                                                       ------         ------
TOTAL DISTRIBUTIONS ................................    (0.11)         (0.56)
                                                       ------         ------
NET ASSET VALUE, END OF YEAR .......................   $ 9.58         $11.02
                                                       ======         ======
TOTAL INVESTMENT RETURN ............................   (11.99)%        (4.50)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ..........   $2,557           $610
   Ratios to average net assets:
     Net investment income .........................     1.72%          2.83%
     Expenses after waivers and/or reimbursements,
        including expenses of the Quantitative
        Equity Portfolio ...........................     0.75%          0.75%
     Expenses before waivers and/or reimbursements,
        including expenses of the Quantitative
        Equity Portfolio ...........................     2.32%          3.98%

--------------------------------------------------------------------------------
1 The Institutional Class began operations on December 31, 1999.
2 Net investment income per share was calculated using the average shares method.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Quantitative Equity Fund (the 'Fund') is one of the funds the Company offers to investors.

The Fund offers two classes of shares to investors: the Investment Class and the Institutional Class. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular fund or class.

The investment objective of the Fund is to seek a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Quantitative Equity Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses, income, gains and losses are allocated among the classes based upon their relative net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.30% for the Investment Class and 0.15% for the Institutional Class. Prior to July 1, 2001, Bankers Trust served as the administrator to the Fund under the same fee structure.





--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses as follows: Investment Class to 0.90% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class to 0.75% of the average daily net assets of the Class, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                                                        Investment Class Shares
                   ------------------------------------------------------------
                                     For the                            For the
                                  Year Ended                         Year Ended
                           December 31, 2001                  December 31, 2000
                   -------------------------         --------------------------
                    Shares          Amount            Shares           Amount
                   --------      -----------         --------       -----------
Sold                364,270      $ 3,750,151          458,783       $ 5,553,565
Reinvested               --               --           20,575           230,449
Redeemed           (239,643)      (2,283,266)        (243,164)       (2,898,063)
                   --------      -----------         --------       -----------
Net increase        124,627      $ 1,466,885          236,194       $ 2,885,951
                   ========      ===========         ========       ===========

                                                     Institutional Class Shares
                   ------------------------------------------------------------
                                     For the                            For the
                                  Year Ended                         Year Ended
                           December 31, 2001                  December 31, 2000
                   -------------------------         --------------------------
                    Shares          Amount            Shares           Amount
                   --------       ----------         --------       -----------
Sold                273,897       $2,736,059          233,763       $ 2,836,579
Reinvested               --               --            2,470            27,686
Redeemed            (62,386)        (623,239)        (181,659)       (2,218,705)
                   --------       ----------         --------       -----------
Net increase        211,511       $2,112,820           54,574       $   645,560
                   ========       ==========         ========       ===========

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences.

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $249,163 and $34,475, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Differences between distributable components on a tax basis and components of net assets are due to differing treatments of organizational cost.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                   2001            2000
                                   ----            ----
Ordinary income                $119,671        $187,708
Long-term capital gains        $     --        $116,353

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $    78,415
Capital loss carryovers                     $(1,846,697)
Unrealized appreciation/(depreciation)      $   214,688

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $1,846,697, of which $42,799 expires in 2008 and $1,803,898 expires in 2009.


--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
BT Investment Funds--Quantitative Equity Fund




We have audited the accompanying statement of assets and liabilities of Quantitative Equity Fund (the 'Fund') as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quantitative Equity Fund at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.
                                                                   /S/ SIGNATURE
Philadelphia, Pennsylvania
January 25, 2002






--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001


We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the Fund's ordinary dividends made during the fiscal year ended December 31, 2001, 22.00%, qualified for the dividends received deduction available to corporate shareholders.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 62.86% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.





--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS--25.78%
              CONSUMER DISCRETIONARY--3.17%
      1,047   AOL Time Warner, Inc.1 ...... $   33,609
         68   Bed, Bath & Beyond, Inc.1 ...      2,305
        138   Carnival Corp. ..............      3,875
        139   Clear Channel Communications1      7,076
        223   Comcast Corp.1 ..............      8,028
        106   Costco Wholesale Corp.1 .....      4,704
        132   Delphi Automotive Systems ...      1,803
         78   Dollar General Corp. ........      1,162
         69   Eastman Kodak Co. ...........      2,031
        432   Ford Motor Co. ..............      6,791
         63   Gannett Co., Inc. ...........      4,235
        203   Gap, Inc. (The) .............      2,830
        130   General Motors Corp. ........      6,318
         71   Harley-Davidson, Inc. .......      3,856
         87   Hilton Hotels Corp. .........        950
        551   Home Depot, Inc. ............     28,106
         89   Interpublic Group of Cos., Inc.    2,629
         62   J.C. Penney Co., Inc. .......      1,668
         25   Jones Apparel Group, Inc.1 ..        829
        116   Kmart Corp.1 ................        633
         79   Kohls Corp.1 ................      5,565
        101   Limited, Inc. ...............      1,487
        182   Lowe's Companies ............      8,447
         58   Marriott International Inc.--
               Class A ....................      2,358
        102   Mattel, Inc. ................      1,754
         71   May Department Stores Co. ...      2,626
        306   McDonald's Corp. ............      8,100
         63   Newell Rubbermaid, Inc. .....      1,737
         64   Nike, Inc.--Class B .........      3,599
         70   Office Depot, Inc.1 .........      1,298
         78   Sears, Roebuck and Co. ......      3,716
        108   Staples, Inc.1 ..............      2,020
         90   Starbucks Corp.1 ............      1,714
        212   Target Corporation ..........      8,703
         66   TJX Cos., Inc. ..............      2,631
         71   Tribune Co. .................      2,658
        421   Viacom, Inc.1 ...............     18,587
      1,057   Wal-Mart Stores, Inc. .......     60,830
        494   Walt Disney Co. .............     10,236
                                            ----------
                                               271,504
                                            ----------

--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              CONSUMER STAPLES--2.28%
         96   Albertson's, Inc. ........... $    3,023
        212   Anheuser-Busch Companies, Inc.     9,584
        157   Archer-Daniels-Midland Co. ..      2,253
         56   Avon Products ...............      2,604
         96   Campbell Soup Co. ...........      2,867
         56   Clorox Co. ..................      2,215
        588   Coca-Cola Co. ...............     27,724
        105   Coca-Cola Enterprises, Inc. .      1,989
        133   Colgate-Palmolive Co. .......      7,681
        127   Conagra Foods, Inc. .........      3,019
         93   CVS Corp. ...................      2,753
         67   General Mills, Inc. .........      3,485
        249   Gillette Co. ................      8,316
         82   HJ Heinz Co. ................      3,372
         96   Kellogg Co. .................      2,890
        126   Kimberly-Clark Corp. ........      7,535
        192   Kroger Co.1 .................      4,007
        418   PepsiCo, Inc. ...............     20,352
        520   Philip Morris Companies, Inc.     23,842
        306   Procter & Gamble Co. ........     24,214
        119   Safeway, Inc.1 ..............      4,968
        186   Sara Lee Corp. ..............      4,135
        159   SYSCO Corp. .................      4,169
        135   Unilever NV .................      7,777
        241   Walgreen Co. ................      8,112
         53   Wrigley (WM.), Jr. Co. ......      2,723
                                            ----------
                                               195,609
                                            ----------
              ENERGY--1.72%
         59   Anadarko Petroleum Corp. ....      3,354
         79   Baker Hughes, Inc. ..........      2,881
         50   Burlington Resources, Inc. ..      1,877
        252   ChevronTexaco Corp. .........     22,582
        148   Conoco Inc. .................      4,189
      1,631   Exxon Mobil Corp. ...........     64,098
        101   Halliburton Co. .............      1,323
         73   Marathon Oil Corp. ..........      2,190
         88   Occidental Petroleum Corp. ..      2,335
         90   Phillips Petroleum Co. ......      5,423
        507   Royal Dutch Petroleum Co. ...     24,853
        135   Schlumberger Ltd. N.V. ......      7,418
         75   Transocean Sedco Forex Inc. .      2,537
         58   Unocal Corp. ................      2,092
                                            ----------
                                               147,152
                                            ----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              FINANCIALS--4.64%
        124   AFLAC, Inc. ................. $    3,045
        171   Allstate Corp. ..............      5,763
        313   American Express Co. ........     11,171
        619   American International
                Group, Inc. ...............     49,149
         88   Amsouth Bancorp. ............      1,663
         62   AON Corp. ...................      2,202
        379   Bank of America Corp. .......     23,858
        174   Bank of New York Co., Inc. ..      7,099
        275   Bank One Corp. ..............     10,739
        104   BB&T Corp. ..................      3,755
        328   Charles Schwab Corp. ........      5,074
         51   Charter One Financial, Inc. .      1,385
      1,188   Citigroup, Inc. .............     59,970
         80   Conseco, Inc.1 ..............        357
        100   Equity Office Properties Trust     3,008
        236   Fannie Mae ..................     18,762
        136   Fifth Third Bancorp .........      8,375
        256   FleetBoston Financial Corp. .      9,344
         63   Franklin Resources, Inc. ....      2,222
        164   Freddie Mac .................     10,726
         56   Hartford Financial
                Services Group, Inc. ......      3,519
        110   Household International, Inc.      6,373
         59   Huntington Bancshares, Inc. .      1,014
        469   J.P. Morgan Chase & Co. .....     17,048
         73   John Hancock Financial Services    3,015
        100   KeyCorp. ....................      2,434
         58   Lehman Brothers Holdings, Inc.     3,874
         65   Marsh and McLennan Cos., Inc.      6,984
        201   MBNA Corp. ..................      7,075
        113   Mellon Financial Corp. ......      4,251
        198   Merrill Lynch & Co., Inc. ...     10,320
        177   MetLife, Inc. ...............      5,607
        263   Morgan Stanley Dean Witter & Co.  14,712
        142   National City Corp. .........      4,152
         53   Northern Trust Corp. ........      3,192
         68   PNC Financial Services Group       3,822
         67   Providian Financial Corp.1 ..        238
         54   Regions Financial Corp. .....      1,622
         80   SouthTrust Corp. ............      1,974
         51   St. Paul Cos., Inc. .........      2,243
         77   State Street Corp. ..........      4,023
         52   Stilwell Financial, Inc. ....      1,415
         69   SunTrust Banks, Inc. ........      4,326
         69   Synovus Financial Corp. .....      1,729
        450   U.S. Bancorp ................      9,419
         57   UnumProvident Corp. .........      1,511
        331   Wachovia Corp. ..............     10,380
        207   Washington Mutual, Inc. .....      6,769
        406   Wells Fargo & Co. ...........     17,641
                                            ----------
                                               398,349
                                            ----------

--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              HEALTH CARE--3.81%
        366   Abbott Laboratories ......... $   20,404
        311   American Home Products Corp.      19,083
        247   Amgen, Inc.1 ................     13,941
         50   Applied Biosystems Group--
               Applera Corp.                     1,963
        140   Baxter International, Inc. ..      7,508
         61   Becton, Dickinson & Co. .....      2,022
         63   Biomet, Inc. ................      1,947
         95   Boston Scientific Corp.1 ....      2,291
        459   Bristol-Myers Squibb Co. ....     23,409
        105   Cardinal Health, Inc. .......      6,789
        266   Eli Lilly & Co. .............     20,892
         45   Genzyme Corp.--General
                Division1 .................      2,694
         73   Guidant Corp.1 ..............      3,635
        127   HCA, Inc. ...................      4,895
         92   HealthSouth Corp.1 ..........      1,363
        126   Immunex Corp.1 ..............      3,491
        716   Johnson & Johnson ...........     42,316
         54   King Pharmaceuticals, Inc.1 .      2,275
         67   McKesson, Inc. ..............      2,506
         50   MedImmune, Inc.1 ............      2,318
        286   Medtronic, Inc. .............     14,646
        542   Merck & Co., Inc. ...........     31,870
      1,492   Pfizer, Inc. ................     59,456
        307   Pharmacia Corp. .............     13,094
        346   Schering-Plough Corporation .     12,390
         77   Tenet Healthcare Corporation1      4,521
         75   UnitedHealth Group, Inc. ....      5,308
                                            ----------
                                               327,027
                                            ----------
              INDUSTRIALS--2.71%
        148   Automatic Data Processing, Inc.    8,717
        206   Boeing Co. ..................      7,989
         93   Burlington Northern
               Santa Fe Corp. .............      2,653
         81   Caterpillar, Inc. ...........      4,232
        201   Cendant Corp.1 ..............      3,942
        114   Concord EFS, Inc.1 ..........      3,737
         50   CSX Corp. ...................      1,752
         55   Deere & Co. .................      2,401
        101   Emerson Electric Co. ........      5,767
         73   FedEx Corp.1 ................      3,787
         93   First Data Corp. ............      7,296
      2,347   General Electric Co. ........     94,068
        191   Honeywell International, Inc.      6,460
         72   Illinois Tool Works, Inc. ...      4,876
         70   IMS Health, Inc. ............      1,366
        103   Lockheed Martin Corp. .......      4,807
        109   Masco Corp. .................      2,671



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001

--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
         94   Minnesota Mining &
               Manufacturing Co. .......... $   11,112
         91   Norfolk Southern Corp. ......      1,668
         88   Paychex, Inc. ...............      3,084
         58   Pitney Bowes, Inc. ..........      2,181
         84   Raytheon Co. ................      2,727
        180   Southwest Airlines Co. ......      3,326
        458   Tyco International Ltd. .....     26,976
         59   Union Pacific Corp. .........      3,363
        111   United Technologies Corp. ...      7,174
        148   Waste Management, Inc. ......      4,723
                                            ----------
                                               232,855
                                            ----------
              INFORMATION TECHNOLOGY--4.74%
        185   ADC Telecommunications, Inc.1        851
         57   Adobe Systems, Inc. .........      1,770
         81   Advanced Micro Devices1 .....      1,285
        108   Agilent Technologies, Inc.1 .      3,079
         91   Altera Corp.1 ...............      1,931
         85   Analog Devices, Inc.1 .......      3,773
         82   Apple Computer, Inc.1 .......      1,796
        192   Applied Materials, Inc.1 ....      7,699
         71   Applied Micro Circuits Corp.1        804
         67   Avaya, Inc.1 ................        814
         58   BMC Software, Inc.1 .........        949
         61   Broadcom Corp.1 .............      2,500
         77   CIENA Corporation1 ..........      1,102
      1,730   Cisco Systems, Inc.1 ........     31,330
        399   Compaq Computer Corp. .......      3,894
        136   Computer Associates
                International, Inc. .......      4,691
         87   Compuware Corp.1 ............      1,026
         58   Conexant Systems, Inc.1 .....        833
        220   Corning, Inc.1 ..............      1,962
        615   Dell Computer Corp.1 ........     16,716
        111   Electronic Data Systems Corp.      7,609
        522   EMC Corp.1 ..................      7,016
         76   Gateway, Inc.1 ..............        611
        459   Hewlett-Packard Co. .........      9,428
      1,589   Intel Corp. .................     49,974
        411   International Business
                Machines Corp. ............     49,715
        311   JDS Uniphase Corp.1 .........      2,715
         75   Linear Technology Corp. .....      2,928
         85   LSI Logic Corp.1 ............      1,341
        805   Lucent Technologies, Inc.1 ..      5,063
         78   Maxim Integrated Products1 ..      4,096
        141   Micron Technology, Inc.1 ....      4,371
      1,272   Microsoft Corp.1 ............     84,295
        519   Motorola, Inc. ..............      7,795
         77   Network Appliance, Inc.1 ....      1,684
        753   Nortel Networks Corp.1 ......      5,647
         85   Novell, Inc.1 ...............        390

--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
      1,327   Oracle Corporation1 ......... $   18,326
        134   Palm, Inc.1 .................        520
         62   Parametric Technology Corp.1         484
         69   PeopleSoft, Inc.1 ...........      2,774
        179   Qualcomm, Inc.1 .............      9,039
         76   Sanmina-SCI Corp.1 ..........      1,512
        107   Siebel Systems, Inc.1 .......      2,994
        154   Solectron Corp.1 ............      1,737
        770   Sun Microsystems, Inc.1 .....      9,502
         54   Symbol Technologies, Inc. ...        858
         97   Tellabs, Inc.1 ..............      1,458
        410   Texas Instruments, Inc. .....     11,480
         75   Unisys Corporation1 .........        941
         94   Veritas Software Corp.1 .....      4,213
        164   Xerox Corp.1 ................      1,709
         79   Xilinx, Inc.1 ...............      3,085
        134   Yahoo!, Inc.1 ...............      2,377
                                            ----------
                                               406,492
                                            ----------

              MATERIALS--0.51%
         54   Air Products and Chemicals, Inc.   2,533
         75   Alcan, Inc. .................      2,695
        204   Alcoa, Inc. .................      7,252
        126   Barrick Gold Corp. ..........      2,010
        212   Dow Chemical Co. ............      7,161
        246   Du Pont (E.I.) de Nemours & Co.   10,458
         53   Georgia-Pacific Corp. .......      1,463
        114   International Paper Co. .....      4,600
         77   Placer Dome, Inc. ...........        840
         52   Rohm & Haas Co. .............      1,801
         51   Weyerhaeuser Co. ............      2,758
                                            ----------
                                                43,571
                                            ----------
              TELECOMMUNICATION SERVICES--1.56%
         74   Alltel Corp. ................      4,568
        815   AT&T Corp. ..................     14,784
        598   AT&T Wireless Services, Inc.1      8,593
        443   BellSouth Corp. .............     16,900
         67   Citizen Communications Co.1 .        714
        181   Nextel Communications, Inc.1       1,984
        393   Qwest Communications
                International .............      5,553
        796   SBC Communications, Inc. ....     31,179
        221   Sprint Corp.--PCS Group1 ....      5,395
        209   Sprint Corp.--FON Group .....      4,197
        639   Verizon Communications, Inc.      30,327
        682   WorldCom, Inc.--WorldCom Group1    9,603
                                            ----------
                                               133,797
                                            ----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              UTILITIES--0.64%
        126   AES Corp.1 .................. $    2,059
         76   American Electric Power .....      3,308
         71   Calpine Corp.1 ..............      1,192
         50   Consolidated Edison, Inc. ...      2,018
         58   Dominion Resources, Inc. ....      3,486
        182   Duke Energy Corp. ...........      7,145
         77   Dynegy, Inc. ................      1,963
         77   Edison International1 .......      1,163
        120   El Paso Corp. ...............      5,353
         52   Entergy Corp. ...............      2,034
         76   Exelon Corp. ................      3,639
         53   FirstEnergy Corp. ...........      1,854
         80   Mirant Corp.1 ...............      1,282
         91   PG&E Corp.1 .................      1,751
         51   Progress Energy, Inc. .......      2,297
         70   Reliant Energy, Inc. ........      1,856
        162   Southern Co. ................      4,107
         61   TXU Corp. ...................      2,876
        122   Williams Cos., Inc. .........      3,113
         81   Xcel Energy, Inc. ...........      2,247
                                            ----------
                                                54,743
                                            ----------
TOTAL COMMON STOCKS
   (Cost $1,927,825) ......................  2,211,099
                                            ----------

              S&P TRUST SHARES--7.62%
      2,850   iShares Trust S&P 500 .......    327,465
      2,850   S&P 500 Depository Receipt ..    325,869
                                            ----------
TOTAL S&P TRUST SHARES
   (Cost $637,731) ........................    653,334
                                             ---------
--------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT/
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              US TREASURY BILLS--60.25%
              US Treasury Bills:
 $  525,000    2.15%, 1/17/02 2 ........... $  524,493
  4,650,000    1.98%, 1/31/02 .............  4,642,327
                                            ----------
TOTAL US TREASURY BILLS
   (Cost $5,166,820) ......................  5,166,820
                                            ----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $7,732,376) ......................  8,031,253
                                            ----------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT-TERM INSTRUMENTS--7.08%
    607,016   Cash Management Fund
                Institutional .............    607,016
                                            ----------
TOTAL INVESTMENT IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $ 607,016) .......................    607,016
                                            ----------
TOTAL INVESTMENTS
   (Cost $8,339,392) 3 ........... 100.73%  $8,638,269
LIABILITIES IN EXCESS OF
   OTHER ASSETS ..................  (0.73)     (62,930)
                                   ------   ----------
NET ASSETS ....................... 100.00%  $8,575,339
                                   ======   ==========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.
3 Aggregate cost for federal tax purposes is $8,423,581.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES




--------------------------------------------------------------------------------

                                                     DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
   Investment in unaffiliated issuers,
     at value (cost $7,732,376) ...........................  $8,031,253
   Investments in affiliated investment
     companies, at value (cost $607,016) ..................     607,016
                                                             ----------
Total investments, at value ...............................   8,638,269
   Dividend and interest receivable .......................       4,887
   Receivable for shares of beneficial
     interest subscribed ..................................      17,501
   Receivable for securities sold .........................          49
   Prepaid expenses and other .............................         125
                                                             ----------
Total assets ..............................................   8,660,831
                                                             ----------
LIABILITIES
   Due to advisor .........................................       4,971
   Variation margin payable on futures contracts ..........      50,711
   Accrued expenses and other .............................      29,810
                                                             ----------
Total liabilities .........................................      85,492
                                                             ----------
NET ASSETS ................................................  $8,575,339
                                                             ==========
COMPOSITION OF NET ASSETS
   Paid-in capital ........................................  $8,295,029
   Net unrealized appreciation on
    investments and futures contracts .....................     280,310
                                                             ----------
NET ASSETS ................................................  $8,575,339
                                                             ==========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


--------------------------------------------------------------------------------

                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends from unaffiliated issuers
     (net of foreign withholding tax of $19) .....................  $    26,473
   Dividends from affiliated investment companies ................       52,100
   Interest income ...............................................      141,490
                                                                    -----------
Total investment income ..........................................      220,063
                                                                    -----------
EXPENSES
   Advisory fees .................................................       41,119
   Professional fees .............................................       18,428
   Trustees fees .................................................       10,045
   Administration and services fees ..............................        4,302
   Miscellaneous .................................................          444
                                                                    -----------
Total expenses ...................................................       74,338
Less: fee waivers and/or expense reimbursements ..................      (22,778)
                                                                    -----------
Net expenses .....................................................       51,560
                                                                    -----------
NET INVESTMENT INCOME ............................................      168,503
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .....................................     (113,531)
     Futures transactions ........................................   (1,614,325)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ........................      500,194
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    AND FUTURES CONTRACTS ........................................   (1,227,662)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................  $(1,059,159)
                                                                    ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              FOR THE YEARS ENDED DECEMBER 31,
                                                         2001            2000 1
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .......................  $   168,503      $   83,926
   Net realized loss from investments
     and futures transactions ..................   (1,727,856)        (66,857)
   Net change in unrealized
     appreciation/depreciation on
     investments and futures contracts .........      500,194        (341,316)
                                                  -----------      ----------
Net decrease in net assets from operations .....   (1,059,159)       (324,247)
                                                  -----------      ----------
CAPITAL TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST
   Proceeds from capital invested ..............    6,513,596       7,071,555
   Value of capital withdrawn ..................   (3,023,062)       (603,344)
                                                  -----------      ----------
Net increase in net assets from
    capital transactions in shares
    of beneficial interest .....................    3,490,534       6,468,211
                                                  -----------      ----------
TOTAL INCREASE IN NET ASSETS ...................    2,431,375       6,143,964
NET ASSETS
   Beginning of year ...........................    6,143,964              --
                                                  -----------      ----------
   End of year .................................  $ 8,575,339      $6,143,964
                                                  ===========      ==========

--------------------------------------------------------------------------------
1 Commencement of operations was January 1, 2000.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                              FOR THE YEARS ENDED DECEMBER 31,
                                                           2001           2000
--------------------------------------------------------------------------------

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ............   $8,575         $6,144
   Ratios to average net assets:
     Net investment income ...........................     1.96%          2.42%
     Expenses after waivers and/or reimbursements ....     0.60%          0.60%
     Expenses before waivers and/or reimbursements ...     0.86%          1.65%
   Portfolio turnover rate ...........................      253%           451%



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Quantitative Equity Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date. The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.




--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. (DeAM, Inc.), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.50%. These fees are not charged on assets invested in affiliated money market funds. Prior to April 30, 2001, Bankers Trust Company served as the investment advisor to the Portfolio under the same fee structure.

Investment Company Capital Corp. (ICCC), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust Company served as the administrator to the Portfolio under the same fee structure.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

For the year ended December 31, 2001, affiliates of Deutsche Bank AG received $234 in brokerage commissions from the Portfolio as a result of executing agency transactions in portfolio securities.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 4--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001, were $8,576,506 and $9,271,470, respectively.

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $249,163 and $34,475, respectively.

NOTE 5--FUTURES CONTRACTS
The Portfolio had the following open contracts at December 31, 2001:

Type of                                              Market    Unrealized
Future          Expiration  Contracts  Position       Value  Depreciation
------          ----------  ---------  --------      ------  ------------
S&P 500 Index        March
  Futures             2002         21      Long  $5,803,460      $(18,567)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2001, the Portfolio pledged securities with a value of $524,493 to cover margin requirements on open futures contracts.





--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
BT Investment Portfolios--Quantitative Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Quantitative Equity Portfolio (the 'Portfolio') as of December 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quantitative Equity Portfolio at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                   /S/ SIGNATURE
Philadelphia, Pennsylvania
January 25, 2002


--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


-----------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                          IN THE FUND
POSITION WITH THE TRUST AND          BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
THE PORTFOLIO TRUST 1                DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE 2
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Charles P. Biggar                    Retired (since 1987); formerly Vice President,           27
October 13, 1930                     International Business Machines ('IBM') (1975 to
Trustee BT Investment Portfolios     1978) and President, National Services and the Field
since 1993; BT Investment Funds      Engineering Divisions of IBM (1976 to 1987).
since 1999; and International
Equity Portfolio since 1991.

-----------------------------------------------------------------------------------------------------------------
S. Leland Dill                       Trustee, Phoenix Zweig Series Trust (since September     27
March 28, 1930                       1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Portfolios     (since May 1998); Retired (since 1986); formerly
since 1993; BT Institutional Funds   Partner, KPMG Peat Marwick (June 1956-June 1986);
since 1986.                          Director, Vintners International Company Inc. (June
                                     1989 to May 1992); Director, Coutts (USA)
                                     International (January 1992-March 2000); Director,
                                     Coutts Trust Holdings Ltd., Director, Coutts Group
                                     (March 1991 to March 1999); General Partner, Pemco
                                     (June 1979 to June 1986).
-----------------------------------------------------------------------------------------------------------------
Martin J. Gruber                     Nomura Professor of Finance, Leonard N. Stern School     27
July 15, 1937                        of Business, New York University (since 1964);
Trustee BT Investment Portfolios     Trustee, CREF (since 2000); Director, S.G. Cowen
since 1999; BT Investment Funds      Mutual Funds (since 1985); Director, Japan Equity
since 1999.                          Fund, Inc. (since 1992); Director, Thai Capital Fund,
                                     Inc. (since 2000); Director, Singapore Fund, Inc.
                                     (since 2000).
-----------------------------------------------------------------------------------------------------------------
Richard J. Herring                   Jacob Safra Professor of International Banking and       27
February 18, 1946                    Professor, Finance Department, The Wharton School,
Trustee BT Investment Portfolios     University of Pennsylvania (since 1972); Director,
since 1999; BT Investment Funds      Lauder Institute of International Management Studies
since 1999.                          (since 2000); Co-Director, Wharton Financial
                                     Institutions Center (since 2000).
-----------------------------------------------------------------------------------------------------------------
Bruce E. Langton                     Formerly Assistant Treasurer of IBM Corporation          27
May 10, 1931                         (until 1986); Trustee and Member, Investment
Trustee BT Investment Portfolios     Operations Committee, Allmerica Financial Mutual
since 1999; BT Investment Funds      Funds (1992 to 2001); Member, Investment Committee,
since 1999.                          Unilever US Pension and Thrift Plans (1989 to 2001);3
                                     Retired (since 1987); Director, TWA Pilots Directed
                                     Account Plan and 401(k) Plan (1988 to 2000).
-----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 Principal, Philip Saunders Associates (Economic and      27
October 11, 1935                     Financial Consulting) (since 1998); former Director,
Trustee BT Investment Portfolios     Financial Industry Consulting, Wolf & Company (1987
since 1993; BT Investment Funds      to 1988); President, John Hancock Home Mortgage
since 1986.                          Corporation (1984 to 1986); Senior Vice President of
                                     Treasury and Financial Services, John Hancock Mutual
                                     Life Insurance Company, Inc. (1982 to 1986).
-----------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                 Retired (since 1987); Corporate Vice President,          27
February 18, 1928                    Newmont Mining Corporation (prior to 1987); Director,
Trustee BT Investment Portfolios     Canada Life Insurance Corporation of New York (since
since 1999; BT Investment Funds      1987).
since 1999.
-----------------------------------------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


-----------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                          IN THE FUND
POSITION WITH THE TRUST AND          BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
THE PORTFOLIO TRUST 1                DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE 2
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                    Managing Director, Deutsche Banc Alex. Brown Inc.        27
July 17, 1945                        (formerly DB Alex. Brown LLC) (June 1999 to present);
Trustee BT Investment Portfolios     Deutsche Asset Management-Americas (June 1999 to
since 1999; BT Investment Funds      present); Director and President, Investment Company
since 1999; President of each of     Capital Corp. (registered investment advisor) (April
the BT Trusts since 2000.            1996 to present). Director/Trustee and President,
                                     Deutsche Asset Management Mutual Funds (1989 to
                                     present); Director, Deutsche Global Funds, Ltd.
                                     (January 2000 to present); Director, CABEI Fund (June
                                     2000 to present); Director, North American Income
                                     Fund (September 2000 to present); Vice President,
                                     Deutsche Asset Management, Inc. (September 2000 to
                                     present). Chartered Financial Analyst. Formerly,
                                     Director, ISI Family of Funds.
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND
POSITION WITH EACH TRUST AND         BUSINESS EXPERIENCE AND
THE PORTFOLIO 1                      DIRECTORSHIPS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                     Director, Deutsche Asset Management (1999 to
March 27, 1954                       present). Formerly, Principal, BT Alex. Brown
Vice President/Secretary             Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998
                                     to 1999); Assistant General Counsel, United States
                                     Securities and Exchange Commission, (1993 to 1998).
-----------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                     Director, Deutsche Asset Management (April 2000 to
August 5, 1957                       present); Certified Public Accountant; Certified
Treasurer                            Management Accountant. Formerly, Vice President and
                                     Department Head, BT Alex. Brown Incorporated
                                     (Deutsche Banc Alex. Brown Inc.), 1998 to 1999;
                                     Senior Manager, Coopers & Lybrand L.L.P.
                                     (PricewaterhouseCoopers LLP), 1993 to 1998.
-----------------------------------------------------------------------------------------------------------------
Amy Olmert                           Director, Deutsche Asset Management (formerly BT
May 14, 1963                         Alex. Brown Inc.) ;(January 1999 to present);
Assistant Treasurer                  Certified Public Accountant (1989 to present).
                                     Formerly, Vice President, BT Alex. Brown
                                     Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997
                                     to 1999); Senior Manager (1992 to 1997), Coopers &
                                     Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to
                                     1992).
-----------------------------------------------------------------------------------------------------------------

1 Unless otherwise indicated, the address of each Director andO fficer is One
  South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4 Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG and its advisor subsidiary Deutsche Asset Management, Inc.

The Funds' Statement of Additional Information, includes additional information about the Fund's Trustees and Officers. To receive a free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                   DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                   PO BOX 219210
                                   KANSAS CITY, MO 64121-9210
or call toll-free:                 1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Quantitative Equity Fund--Investment Class                     CUSIP #055922652
Quantitative Equity Fund--Institutional Class                  CUSIP #055922645
                                                               QEFANN (12/01)
                                                               Printed 2/02
Distributed by:
ICC Distributors, Inc.